Share capital, stock options and other stock-based plans Stock options (Details) - Employee Stock Option - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Outstanding , beginning of period (in shares)	32,223	816,450	996,047
Granted (in shares)	0	0	0
Exercised (in shares)	0	(43,071)	(111,986)
Forfeited/expired (in shares)	(23,653)	(741,156)	(67,611)
Outstanding, end of period (in shares)	8,570	32,223	816,450
Options exercisable, end of period (in shares)	8,570	32,223	305,506
Weighted average exercise price (CDN $)
Outstanding , beginning of period (in CDN $ per share)	CAD 17.64	CAD 30.20	CAD 27.78
Granted (in CDN $ per share)	0.00	0.00	0.00
Exercised (in CDN $ per share)	0.00	6.17	6.80
Forfeited/expired (in CDN $ per share)	18.63	33.82	33.72
Outstanding, end of period (in CDN $ per share)	14.90	17.64	30.20
Options exercisable, end of period (in CDN $ per share)	CAD 14.90	CAD 17.64	CAD 24.15